Cost of Sales, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Sales, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses, administrative expenses and other expenses

	2021		2020		2019

Cost of sales	Ps.	17,461,411	Ps.	16,775,214	Ps.	16,035,227
Selling expenses		979,783		1,473,940		1,695,616
Administrative expenses		3,306,319		3,392,496		3,809,379
	Ps.	21,747,513	Ps.	21,641,650	Ps.	21,540,222

Schedule of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses

	2021
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	241,268
Expenses relating to short-term leases and leases of low-value assets		196,902
Total	Ps.	438,170

Schedule of employee benefits

	2021		2020		2019
Short-term employee benefits	Ps.	19,035,899	Ps.	17,921,266	Ps.	16,821,651
Other short-term employee benefits		1,711,945		1,396,804		1,210,671
Share-based compensation		1,088,413		984,356		1,129,644
Post-employment benefits		259,291		292,026		259,064
	Ps.	22,095,548	Ps.	20,594,452	Ps.	19,421,030